GMO Emerging Markets Fund Expense Example - GMO Emerging Markets Fund	Feb. 28, 2025 USD ($)
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,366
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,287
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	1,240
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,214
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,180
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,366
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	$ 1,510